Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepayments for vehicles	¥ 962,460,729	$ 139,543,687	¥ 712,544,814
Other receivables from third parties	204,582,786	29,661,716	33,092,696
Deposits held by third-parties	77,096,144	11,177,890	48,176,225
Vehicles	53,570,863	7,767,045	131,722,840
Accrued input value-added tax	23,456,305	3,400,845	22,922,301
Prepaid expenses	8,638,899	1,252,523	9,977,021
Interest receivables	4,960,332	719,181	5,655,031
Others	22,055,970	3,197,815	18,857,709
Total	¥ 1,356,822,028	$ 196,720,702	¥ 982,948,637